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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: _______
   This Amendment (Check only one): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Independent Order of Foresters
Address: 789 Don Mills Road
         Toronto, Ontario
         Canada
         M3C 1T9

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Katharine Rounthwaite
Title: SVP, General Counsel, Chief Compliance Officer and Executive Secretary
Phone: 416-467-2579_________

Signature, Place, and Date of Signing:

  /s/ Katharine Rounthwaite        Toronto, Ontario, Canada       July 31, 2012
-----------------------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 3

Form 13F Information Table Entry Total: 104

Form 13F Information Table Value Total:  $97,670  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

First Investors Management Company Inc.
Cramer Rosenthal McGlynn, LLC
Jarislowsky, Fraser Limited

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                           FORM 13F INFORMATION TABLE

      COLUMN 1        COLUMN 2   COLUMN 3 COLUMN 4        COLUMN 5         COLUMN 6          COLUMN 7             COLUMN 8
-------------------  ---------  --------- --------    --------------   ------------------    --------  ---------------------------
                                                                                                             VOTING AUTHORITY
                     TITLE OF              VALUE      SHRS OR    SH/    PUT/   INVESTMENT     OTHER    ---------------------------
   NAME OF ISSUER     CLASS       CUSIP   (X$1000)    PRN  AMT   PRN    CALL   DISCRETION    MANAGER      SOLE      SHARED    NONE
-------------------  ---------  --------- --------    ---------  ---   ------- ----------    --------  -----------  -------  -----
Ishares Iboxx        Exchange
  Investment Grade   Traded
  Corporate Bond     Fund
  Fund                          464287242   24,988      212,500   SH             SOLE                    212,500       0        0
Acadia Realty Trust  REIT       004239109      103        4,445   SH             SOLE                      4,445       0        0
Agree Realty Corp    REIT       008492100    1,581       71,551   SH             SOLE                     71,551       0        0
Alexandria Real
  Estate Equity      REIT       015271109      447        6,150   SH             SOLE                      6,150       0        0
American Assets
  Trust Inc          REIT       024013104      170        7,000   SH             SOLE                      7,000       0        0
American Campus
  Communities        REIT       024835100      319        7,087   SH             SOLE                      7,087       0        0
Annaly Capital
  Management Inc     REIT       035710409    1,090       65,000   SH             SOLE                     65,000       0        0
Apartments
  Investment         REIT       03748R101      453       16,762   SH             SOLE                     16,762       0        0
Ashford
  Hospitality Trust  REIT       044103109       46        5,500   SH             SOLE                      5,500       0        0
Associated
  Estates Realty
  CP                 REIT       045604105      655       43,809   SH             SOLE                     43,809       0        0
Avalonbay
  Communities Inc    REIT       053484101    1,971       13,928   SH             SOLE                     13,928       0        0
BRE Properties Inc   REIT       05564E106      315        6,300   SH             SOLE                      6,300       0        0
Biomed Realty
  Trust Inc          REIT       09063H107      554       29,700   SH             SOLE                     29,700       0        0
Boston Properties
  Inc                REIT       101121101    2,162       19,959   SH             SOLE                     19,959       0        0
Brandywine Realty
  Trust              REIT       105368203      347       28,092   SH             SOLE                     28,092       0        0
CBL & Associates
  Properties         REIT       124830100    1,640       83,962   SH             SOLE                     83,962       0        0
Camden Property
  Trust              REIT       133131102    1,076       15,902   SH             SOLE                     15,902       0        0
CapLease Inc         REIT       140288101    1,281      310,086   SH             SOLE                    310,086       0        0
Cedar Shopping
  Centers Inc        REIT       150602209       39        7,800   SH             SOLE                      7,800       0        0
Colonial
  Properties Trust   REIT       195872106      245       11,098   SH             SOLE                     11,098       0        0
Commonwealth Reit    REIT       203233101      426       22,299   SH             SOLE                     22,299       0        0
Corporate Office
  Properties         REIT       22002T108      366       15,588   SH             SOLE                     15,588       0        0
Cousins Properties
  Inc                REIT       222795106       87       11,191   SH             SOLE                     11,191       0        0
Cubesmart            REIT       229663109      176       15,100   SH             SOLE                     15,100       0        0
DCT Industrial
  Trust Inc          REIT       233153105      101       16,100   SH             SOLE                     16,100       0        0
Ddr Corp             REIT       23317H102      717       48,964   SH             SOLE                     48,964       0        0
Diamondrock
  Hospitality Co     REIT       252784301      104       10,179   SH             SOLE                     10,179       0        0
Digital Realty
  Trust  Inc         REIT       253868103    1,148       15,300   SH             SOLE                     15,300       0        0
Douglas Emmett Inc   REIT       25960P109      268       11,600   SH             SOLE                     11,600       0        0
Duke Realty Corp     REIT       264411505      839       57,315   SH             SOLE                     57,315       0        0
DuPont Fabros
  Technology Inc     REIT       26613Q106      260        9,100   SH             SOLE                      9,100       0        0
EastGroup
  Properties Inc     REIT       277276101      165        3,100   SH             SOLE                      3,100       0        0
Education Realty
  Trust  Inc         REIT       28140H104       47        4,200   SH             SOLE                      4,200       0        0
Equity Lifestyle
  Properties         REIT       29472R108      562        8,153   SH             SOLE                      8,153       0        0
Equity One Inc       REIT       294752100      133        6,270   SH             SOLE                      6,270       0        0
Equity Residential
  Props Trust        REIT       29476L107    2,750       44,076   SH             SOLE                     44,076       0        0
Essex Property
  Trust Inc          REIT       297178105      319        2,070   SH             SOLE                      2,070       0        0
Excel Trust Inc      REIT       30068C109      241       20,200   SH             SOLE                     20,200       0        0
Extra Space
  Storage Inc        REIT       30225T102      183        6,000   SH             SOLE                      6,000       0        0
Federal Realty
  Invs Trust         REIT       313747206      719        6,907   SH             SOLE                      6,907       0        0
Felcor Lodging
  Trust Inc          REIT       31430F101       21        4,500   SH             SOLE                      4,500       0        0
First Industrial
  Realty Tr          REIT       32054K103       62        4,900   SH             SOLE                      4,900       0        0
First Potomac
  Realty Trust       REIT       33610F109      105        8,900   SH             SOLE                      8,900       0        0
Franlklin Street
  Properties         REIT       35471R106      232       21,914   SH             SOLE                     21,914       0        0
General Growth
  Properties         REIT       370023103      376       20,797   SH             SOLE                     20,797       0        0
Glimcher Realty
  Trust              REIT       379302102        2          200   SH             SOLE                        200       0        0
Government
  Properties Income  REIT       38376A103      334       14,800   SH             SOLE                     14,800       0        0
Gyrodyne Co of
  America Inc        REIT       403820103      182        1,600   SH             SOLE                      1,600       0        0
HCP Inc              REIT       40414L109    2,041       46,250   SH             SOLE                     46,250       0        0
Healthcare Realty
  Trust Inc          REIT       421946104       93        3,900   SH             SOLE                      3,900       0        0
Health Care Reit
  Inc                REIT       42217K106    1,100       18,853   SH             SOLE                     18,853       0        0
Hersha Hospitality
  Trust              REIT       427825104      138       26,100   SH             SOLE                     26,100       0        0
Highwood
  Properties Inc     REIT       431284108      404       12,000   SH             SOLE                     12,000       0        0
Home Properties Inc  REIT       437306103      605        9,860   SH             SOLE                      9,860       0        0
Hospitality
  Properties Trust   REIT       44106M102    1,350       54,554   SH             SOLE                     54,554       0        0
Host Hotels &
  Resorts Inc        REIT       44107P104    1,620      102,548   SH             SOLE                    102,548       0        0

ISTAR FINANCIAL INC  REIT       45031U101        1          216   SH             SOLE                        216       0        0
Inland Real Estate
  Corp               REIT       457461200      365       43,600   SH             SOLE                     43,600       0        0
Investors Real
  Estate Trust       REIT       461730103        8          992   SH             SOLE                        992       0        0
Kilroy Realty Corp   REIT       49427F108      110        2,280   SH             SOLE                      2,280       0        0
Kimco Realty Corp    REIT       49446R109    1,347       70,809   SH             SOLE                     70,809       0        0
Kite Realty Group
  Trust              REIT       49803T102       58       11,700   SH             SOLE                     11,700       0        0
LTC Properties Inc   REIT       502175102      376       10,356   SH             SOLE                     10,356       0        0
LaSalle Hotel
  Properties         REIT       517942108      440       15,100   SH             SOLE                     15,100       0        0
Lexington Realty
  Trust              REIT       529043101    1,477      174,820   SH             SOLE                    174,820       0        0
Liberty Property
  Trust              REIT       531172104    1,037       28,150   SH             SOLE                     28,150       0        0
The Macerich Co      REIT       554382101      628       10,643   SH             SOLE                     10,643       0        0
Mack-Cali Realty
  Corporation        REIT       554489104      934       32,100   SH             SOLE                     32,100       0        0
Medical Properties
  Trust Inc          REIT       58463J304      398       41,500   SH             SOLE                     41,500       0        0
Mid-America
  Apartment Comm
  Inc                REIT       59522J103      546        8,000   SH             SOLE                      8,000       0        0
Mission West
  Properties Inc     REIT       605203108       76        8,800   SH             SOLE                      8,800       0        0
Monmouth REIT
  Class A            REIT       609720107      360       30,745   SH             SOLE                     30,745       0        0
Natl Health
  Investors Inc      REIT       63633D104       46          900   SH             SOLE                        900       0        0
Omega Healthcare
  Investors          REIT       681936100      815       36,226   SH             SOLE                     36,226       0        0
One Liberty
  Properties Inc     REIT       682406103    1,813       96,499   SH             SOLE                     96,499       0        0
PS Business Parks
  Inc CA             REIT       69360J107      359        5,308   SH             SOLE                      5,308       0        0
Parkway Properties
  Inc                REIT       70159Q104      736       64,274   SH             SOLE                     64,274       0        0
Penn Real Estate
  Invest Trust       REIT       709102107      138        9,224   SH             SOLE                      9,224       0        0
Piedmont Office
  Realty Trust       REIT       720190206    1,016       59,044   SH             SOLE                     59,044       0        0
Post Properties Inc  REIT       737464107      253        5,170   SH             SOLE                      5,170       0        0
Prologis Inc         REIT       74340W103    1,241       37,323   SH             SOLE                     37,323       0        0
Public Storage Inc   REIT       74460D109    2,972       20,590   SH             SOLE                     20,590       0        0
Ramco Gerhenson
  Properties         REIT       751452202      114        9,050   SH             SOLE                      9,050       0        0
Regency Centers
  Corp               REIT       758849103      488       10,271   SH             SOLE                     10,271       0        0
Rouse Properties
  Inc                REIT       779287101      484       35,825   SH             SOLE                     35,825       0        0
SL Green             REIT       78440X101      827       10,321   SH             SOLE                     10,321       0        0
Sabra Health Care
  Reit Inc           REIT       78573L106      854       49,934   SH             SOLE                     49,934       0        0
Saul Centers Inc     REIT       804395101       82        1,900   SH             SOLE                      1,900       0        0
Select Income Reit   REIT       81618T100      382       16,099   SH             SOLE                     16,099       0        0
Senior Housing
  Prop Trust         REIT       81721M109      665       29,800   SH             SOLE                     29,800       0        0
Simon Property
  Group Inc          REIT       828806109    7,929       50,946   SH             SOLE                     50,946       0        0
Sovran Self
  Storage Inc        REIT       84610H108      479        9,570   SH             SOLE                      9,570       0        0
Sun Communities Inc  REIT       866674104       46        1,050   SH             SOLE                      1,050       0        0
Sunstone Hotel
  Investors Inc      REIT       867892101       81        7,328   SH             SOLE                      7,328       0        0
Tanger Factory
  Outlet Centers     REIT       875465106      379       11,820   SH             SOLE                     11,820       0        0
Taubman Centers Inc  REIT       876664103      404        5,243   SH             SOLE                      5,243       0        0
Terreno Realty Corp  REIT       88146M101      203       13,441   SH             SOLE                     13,441       0        0
UDR  Inc             REIT       902653104      811       31,402   SH             SOLE                     31,402       0        0
Universal Health
  Realty Income      REIT       91359E105       54        1,300   SH             SOLE                      1,300       0        0
Ventas Inc           REIT       92276F100    2,784       44,115   SH             SOLE                     44,115       0        0
Vornado Realty
  Trust              REIT       929042109    4,208       50,115   SH             SOLE                     50,115       0        0
Washington Real
  Estate Inv         REIT       939653101      384       13,500   SH             SOLE                     13,500       0        0
Weingarten Realty
  Invst              REIT       948741103      685       25,998   SH             SOLE                     25,998       0        0
Winthrop Realty
  Trust              REIT       976391300       19        1,601   SH             SOLE                      1,601       0        0